INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of (Loss) Income before Income Tax
(Loss) income before income tax consisted of:

	Year Ended December 31,
	2020	2019	2018
Macau operations	$(772,988)	$665,591	$522,390
Hong Kong operations	(342,715)	(72,676)	(48,385)
Philippine operations	(102,990)	61,768	83,758
Cyprus operations	(11,190)	16,432	(14,268)
Other jurisdictions operations	(227,644)	(268,548)	(204,361)

(Loss) income before income tax	$(1,457,527)	$402,567	$339,134

Summary of Income Tax (Credit) Expense
The income tax (credit) expense consisted of:

	Year Ended December 31,
	2020	2019	2018
Income tax expense - current:
Macau Complementary Tax	$6,402	$1,130	$676
Lump sum in lieu of Macau Complementary Tax on dividends	2,367	2,345	2,341
Hong Kong Profits Tax	38	64	46
Philippine Corporate Income Tax	59	5	2
Cyprus Corporate Income Tax	—	1,699	—
Income tax in other jurisdictions	2,182	1,867	406

Sub-total	11,048	7,110	3,471

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	(544)	38	793
Hong Kong Profits Tax	(2)	(3)	(2,303)
Philippine Corporate Income Tax	(5)	(1)	(6)
Cyprus Corporate Income Tax	58	—	—
Income tax in other jurisdictions	482	326	45

Sub-total	(11)	360	(1,471)

Income tax (credit) expense - deferred:
Macau Complementary Tax	(9,762)	(900)	(629)
Hong Kong Profits Tax	(26)	(341)	(2,554)
Philippine Corporate Income Tax	(3,774)	2,283	1,164
Cyprus Corporate Income Tax	(64)	(606)	683
Income tax in other jurisdictions	(324)	433	(426)

Sub-total	(13,950)	869	(1,762)

Total income tax (credit) expense	$(2,913)	$8,339	$238

Schedule of Reconciliation of Income Tax (Credit) Expense from (Loss) Income Before Income Tax
A reconciliation of the income tax (credit) expense from (loss) income before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2020	2019	2018
(Loss) income before income tax	$(1,457,527)	$402,567	$339,134
Macau Complementary Tax rate	12%	12%	12%
Income tax (credit) expense at Macau Complementary Tax rate	(174,903)	48,308	40,696
Lump sum in lieu of Macau Complementary Tax on dividends	2,367	2,345	2,341
Effect of different tax rates of subsidiaries operating in other jurisdictions	(36,938)	2,178	7,067
(Over) under provision in prior years	(11)	360	(1,471)
Effect of income for which no income tax expense is payable	(8,171)	(9,763)	(3,035)
Effect of expenses for which no income tax benefit is receivable	107,037	54,856	38,468
Effect of profits generated by gaming operations exempted	—	(165,947)	(157,367)
Effect of tax losses that cannot be carried forward	32,605	—	—
Changes in valuation allowances	32,166	30,473	12,838
Expired tax losses	42,935	45,529	60,701

Income tax (credit) expense	$(2,913)	$8,339	$238

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2020 and 2019 consisted of the following:

	December 31,
	2020	2019
Deferred tax assets
Net operating losses carried forward	$220,287	$167,293
Depreciation and amortization	64,588	49,985
Lease liabilities	48,184	104,404
Others	4,974	9,373

Sub-total	338,033	331,055

Valuation allowances	(284,656)	(257,965)

Total deferred tax assets	53,377	73,090

Deferred tax liabilities
Right-of-use assets	(28,942)	(63,011)
Land use rights	(47,690)	(46,430)
Intangible assets	(508)	(506)
Unrealized capital allowances	(7,553)	(7,242)
Others	(8,260)	(9,020)

Total deferred tax liabilities	(92,953)	(126,209)

Deferred tax liabilities, net	$(39,576)	$(53,119)

Schedule of Unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2020	2019	2018
At beginning of year	$7,504	$4,929	$2,582
Additions based on tax positions related to current year	8,057	2,575	2,347
Reductions due to expiry of the statute of limitations	(429)	—	—

At end of year	$15,132	$7,504	$4,929